Assets held for sale	9 Months Ended
Mar. 31, 2025
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Assets held for sale
Note 12. Assets held for sale

	S19j Pro miners held for sale	T21 miners held for sale	Total
	US$’000	US$’000	US$’000
Balance at 1 July 2024	—	—	—
Transfer from property, plant and equipment	13,278	9,944	23,222
Mining hardware sold during the period	(9,631)	(9,944)	(19,575)
Impairment expense, net (refer to note 14)	(2,160)	—	(2,160)
Foreign currency translation difference	(177)	—	(177)
Held for sale amount at 31 March 2025	1,310	-	1,310

S19j Pro miners
No depreciation is charged on assets classified as held for sale in line with the requirements of IFRS 5. The carrying value of assets transferred to held for sale is the lower of their carrying amount immediately before classification and their fair value less costs to sell.

As at 30 September 2024, the Group classified 54,080 S19j Pro miners as held for sale, with a total carrying value of $13,278,000. This classification was made in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as the miners were no longer in use, were actively marketed for sale, and their sale was deemed highly probable. In October 2024, the Group sold 41,740 S19j Pro miners for total sale proceeds of $8,129,000. Following this transaction, approximately 12,300 miners remained as held for sale.

In November 2024, the Group reassessed the fair value of the remaining miners classified as held for sale, to reflect improved market conditions. In accordance with IFRS 5, the revaluation resulted in a reversal of impairment of $516,000.

In January 2025, the Group sold 6,300 S19j Pro miners for total sale proceeds equal to their carrying value of $1,502,000. Following this sale, approximately 6,040 S19j Pro miners remained classified as held for sale with a total carrying value of $1,310,000.

As disclosed in Note 23 – Events After the Reporting Period, the remaining 6,040 S19j Pro miners were sold subsequent to 31 March 2025.

T21 miners
During the three months ended 31 March 2025, approximately 4,150 T21 miners with a total carrying value of $9,944,000 were classified as held for sale in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. This classification was based on the miners no longer being in use and the high probability of sale. The T21 miners were subsequently sold during the three months ended 31 March 2025 for total proceeds of $11,036,000, resulting in a gain on disposal of $1,092,000.